Securities Act File No. 333-164489
As filed with the Securities and Exchange Commission on February 26, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 1 ☑
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.
It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Transamerica Series Trust
This Post-Effective Amendment consists of the following:
(1)	Facing Sheet of the Registration Statement.

(2)	Part C to the Registration Statement (including signature page).
Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-164489) filed with the Securities and Exchange Commission on January 22, 2010 (SEC Accession No. 0000950123-10-004577).
This Post-Effective Amendment is being filed solely for the purpose of filing the consent of the Independent Registered Certified Public Accounting Firm as an exhibit to the Registration Statement.

PART C
OTHER INFORMATION
Item 15. Indemnification
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in the Registrant’s Amended and Restated Declaration of Trust and Bylaws which are incorporated herein by reference.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the 1933 Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits
(1)	Amended and Restated Declaration of Trust (11)

(2)	By-laws (11)

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Proxy Statement/Prospectus)

(5)	See Exhibits 1 and 2

(6)	(a) Investment Advisory Agreements
(i)	Investment Advisory Agreement (3)

(ii)	Investment Advisory Agreement Schedule A dated November 20, 2009 (15)

(iii)	Investment Advisory Agreement Schedule A dated May 1, 2010 (to be filed by amendment)
(b)	Sub-Advisory Agreements
(i)	Transamerica Balanced VP (4)

(ii)	Transamerica Diversified Equity VP (formerly Transamerica Templeton Global VP) (to be filed by amendment)

(iii)	Transamerica Templeton Global VP (8)

(iv)	Transamerica BlackRock Large Cap Value VP (8)
(a)	Amendment to Transamerica BlackRock Large Cap Value VP Sub-Advisory Agreement dated November 20, 2009 (15)
(v)	Transamerica Jennison Growth VP (3)
(a)	Amendment to Jennison Growth VP Sub-Advisory Agreement dated January 1, 2007 (8)
(7)	Distribution Agreement (2)
(a)	Amendment to Distribution Agreement (9)

(b)	Amended and Restated Distribution Agreement dated November 1, 2007 (11)

(c)	Updated Schedule I only dated November 20, 2009 (15)

(d)	Updated Schedule I only dated May 1, 2010 (to be filed by amendment)
(8)	Amended and Restated Board Members Deferred Compensation Plan dated April 3, 2008 (11)

(9)	Custodian Agreement (1)
(a)	Amended Fee Schedule dated February 1, 2008 (13)
(10)	Plan of Distribution under Rule 12b-1

(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 (11)
(1)	Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 (12)

(2)	Updated Schedule A only dated November 20, 2009 (15)

(3)	Updated Schedule A only dated May 1, 2010 (to be filed by amendment)
(b)	Multiple Class Plan dated January 22, 2009 (14)
(11)	Opinion of counsel as to the legality of the securities (16)

(12)	Form of opinion of counsel as to tax matters (16)

(13)	(1) Administrative Services and Transfer Agency Agreement (1)
a.	Amendment to Administrative Services and Transfer Agency Agreement (5)
(2)	Transfer Agency Agreement, as amended through May 1, 2008 (14)
(3)	Expense Limitation Agreement (8)
a.	Updated Schedule A and B only dated November 20, 2009 (15)

b.	Updated Schedule A and B only dated May 1, 2010 (to be filed by amendment)
(4)	Participation Agreement between TST and Western Reserve Life Assurance Co. of Ohio dated February 27, 1991, as amended (10)
a.	Amendment dated May 1, 2009 (14)
(5)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Monumental Life Insurance Company dated July 1, 1992, as amended May 1, 2009 (14)

(6)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 (14)
(14)	Consent of Independent Registered Certified Public Accounting Firm (filed herein)

(15)	Not applicable
(16)	(a) Powers of Attorney (16)

(17)	(a) Code of Ethics — Joint Code of Ethics dated April 4, 2008 (Adviser and Funds) (11)
(b)	Code of Ethics — Transamerica Investment Management, LLC (6)

(c)	Code of Ethics — Jennison Associates LLC (6)

(d)	Code of Ethics — BlackRock Investment Management, LLC (7)

(e)	Form of Proxy Card (16)

(f)	Prospectus dated May 1, 2009 (including supplements) and Statement of Additional Information dated November 19, 2009, as supplemented (16)

(g)	Annual Report to Shareholders for the year ended December 31, 2008 (16)

(h)	Semi-Annual Report to Shareholders for the period ended June 30, 2009 (16)
All exhibits previously filed are herein incorporated by reference
(1)	Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.

(3)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.

(4)	Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(5)	Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.

(6)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 89 to the Registration Statement filed on

February 28, 2008 and incorporated herein by reference (File No. 33-02659).

(7)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 81 to the Registration Statement filed on October 13, 2006 (File No. 33-02659)

(8)	Previously filed with Post-Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.

(9)	Previously filed with Post-Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.

(10)	Previously filed with Post-Effective Amendment No. 70 to the Registration Statement filed on July 31, 2007 and incorporated herein by reference.

(11)	Previously filed with Post-Effective Amendment No. 72 to the Registration Statement filed on April 29, 2008 and incorporated herein by reference.

(12)	Previously filed with Post-Effective Amendment No. 73 to the Registration Statement filed on August 25, 2008 and incorporated herein by reference.

(13)	Previously filed with Transamerica Funds’ Post-Effective Amendment No. 95 to the Registration Statement filed on February 27, 2009 (File No. 33-02659).

(14)	Previously filed with Post-Effective Amendment No. 80 to the Registration Statement filed on April 30, 2009 and incorporated herein by reference.

(15)	Previously filed with Post-Effective Amendment No. 88 to the Registration Statement filed on November 19, 2009 and incorporated herein by reference.

(16)	Previously filed with Registrant’s Registration Statement on Form N-14 (File No. 333-164489) as filed with the SEC on January 22, 2010 and incorporated herein by reference.
Item 17
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Bingham McCutchen LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 26th day of February, 2010.

TRANSAMERICA FUNDS
By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	February 26, 2010

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	February 26, 2010

/s/ Leo J. Hill Leo J. Hill*	Trustee	February 26, 2010

/s/ David W. Jennings David W. Jennings*	Trustee	February 26, 2010

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	February 26, 2010

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	February 26, 2010

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	February 26, 2010

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	February 26, 2010

/s/ Patricia Sawyer Patricia Sawyer*	Trustee	February 26, 2010

/s/ John W. Waechter John W. Waechter*	Trustee	February 26, 2010

/s/ Joseph P. Carusone Joseph P. Carusone	Vice President, Treasurer and Principal Financial Officer	February 26, 2010

* By:	/s/ Dennis P. Gallagher	February 26, 2010

Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION
Exhibits Filed With
Post-Effective Amendment No. 1 to
Registration Statement on
Form N-14
Transamerica Series Trust
Registration No. 333-164489
EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(14)	Consent of Independent Registered Certified Public Accounting Firm